UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (75,156)	$ 61,713
Fair value adjustments to hedging financial instruments	(20,071)	(11,648)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	6,369	0
Fair value adjustments to investment securities classified as available-for-sale	1,177	(296)
Other comprehensive (loss)/income	(107)	22
Other comprehensive (loss)/income, net of tax	(12,632)	(11,922)
Comprehensive (loss)/income	$ (87,788)	$ 49,791